INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Crude oil and feedstocks	$ 1,073,093		$ 1,102,007
Refined products and blendstocks	1,342,294		1,267,861
Warehouse stock and other	98,866		89,680
Other Inventory, Gross	2,514,253		2,459,548
Lower of cost or market adjustment	300,456		595,988	$ 1,117,336
Total inventories	2,213,797		1,863,560
Income (loss) from operations	730,543	[1]	499,083	$ 361,067
Inventory, LIFO Reserve, Effect on Income, Net	5		11,746
Adjustments
Inventory [Line Items]
Income (loss) from operations	295,532		521,348
Titled Inventory [Member]
Inventory [Line Items]
Crude oil and feedstocks	1,073,093		1,102,007
Refined products and blendstocks	1,030,817		915,397
Warehouse stock and other	98,866		89,680
Other Inventory, Gross	2,202,776		2,107,084
Lower of cost or market adjustment	232,652		492,415
Total inventories	1,970,124		1,614,669
Inventory Supply and Offtake Arrangements [Member]
Inventory [Line Items]
Crude oil and feedstocks	0		0
Refined products and blendstocks	311,477		352,464
Warehouse stock and other	0		0
Other Inventory, Gross	311,477		352,464
Lower of cost or market adjustment	67,804		103,573
Total inventories	$ 243,673		$ 248,891

[1]	(1)The Logistics segment includes 100% of the income from operations of TVPC as TVPC is consolidated by PBFX. PBFX records net income attributable to noncontrolling interest for the 50% equity interest in TVPC held by PBF Holding. PBF Holding (included in the Refining segment) records equity income in investee related to its 50% noncontrolling ownership interest in TVPC. For the purposes of the consolidated PBF Energy financial statements, PBF Holding’s equity income in investee and PBFX’s net income attributable to noncontrolling interest eliminate in consolidation. As the acquisition of PBFX’s 50% interest in TVPC was completed in the third quarter of 2016, there was no impact on comparative 2015 or 2014 disclosures.